Stockholder's Equity and Share-Based Compensation - Equity Incentive Plan & ESPP (Q1) (Details)		1 Months Ended			3 Months Ended		12 Months Ended
	Feb. 28, 2020 USD ($) shares	May 31, 2026 USD ($) shares	Jan. 31, 2026 shares	Jan. 31, 2025 shares	Mar. 31, 2026 USD ($) plan shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) plan shares	Dec. 31, 2024 USD ($)
Share-Based Compensation
Number of equity incentive plans | plan					3		3
Share-based compensation expense | $					$ 556,000	$ 858,000	$ 3,001,000	$ 5,820,000
Equity Incentive Plan
Share-Based Compensation
Shares authorized					1,106,739
Shares available for future issuance					204,732
Shares available for future grant					405,163
Period till which there is automatic increase in rights granted under the Plan					10 years
Percent of the total number of shares of the Company's common stock outstanding					5.00%
Additional number of common shares reserved for future issuance			159,141	155,155
Vesting period					4 years
Term of award					10 years
Equity inducement plan 2021
Share-Based Compensation
Shares authorized					125,000		125,000
Shares available for future issuance					87,634
Shares available for future grant							87,166
Term of award					10 years		10 years
Employee stock purchase plan
Share-Based Compensation
Shares authorized	99,088
Shares available for future grant					59,103		59,103
Period till which there is automatic increase in rights granted under ESPP	10 years
Percentage of common stock outstanding	1.00%
Percentage of stock purchase price	85.00%
Percentage of maximum employee contribution	15.00%
Maximum amount of common stock that can be purchased | $	$ 25,000
Share-based compensation expense | $					$ 0	$ 0	$ 0	$ 0
Number of shares that can be purchased	200
Employee stock purchase plan | Subsequent event
Share-Based Compensation
Maximum amount of common stock that can be purchased | $		$ 25,000
Number of shares that can be purchased		2,000